Stockholders’ Equity (Details) - Schedule of the stock option activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Stock Option Activity Abstract
Options beginning balance	2,902,619	541,021
Weighted Average Exercise Price, beginning balance	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance		3 years 3 months 7 days
Options, Granted	1,940,000	2,425,762
Weighted Average Exercise Price, Granted	$ 1.38	$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted	5 years	5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(434,352)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 13.56	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,408,267	2,902,619
Weighted Average Exercise Price outstanding, ending balance	$ 4.05	$ 7.07
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	4 years 3 months 14 days	4 years 8 months 15 days
Options, exercisable	3,061,767
Weighted Average Exercise Price, exercisable	$ 4.19
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 25 days